Segment Analysis - Operating Income by Geographical Area (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of geographical areas [line items]
Operating Income Loss Before Impairment Charges	[1]	¥ 4,841,783	¥ 3,840,165	¥ 3,943,234
UNITED STATES
Disclosure of geographical areas [line items]
Operating Income Loss Before Impairment Charges		¥ 1,147,731	¥ 1,163,328	¥ 1,095,890

[1]	From the fiscal year ended March 31, 2025, the Group has presented “Net gains (losses) arising from derecognition of financial assets at amortized cost” as a separate line item in the consolidated income statements. This line item was not presented separately prior to the fiscal year ended March 31, 2025, but was included within “Other income” and “Other expenses.” The comparative amounts have been restated to conform to the current presentation.